BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Balances with related parties (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Associates
CURRENT ASSETS
Other receivables	$ 224	$ 178
Trade receivables	1	3
CURRENT LIABILITIES
Trade payables		5
La Capital Cable S.A
CURRENT ASSETS
Other receivables	222	159
Teledifusora San Miguel Arcngel S.A
CURRENT ASSETS
Other receivables		4
Ver T.V. S.A.
CURRENT ASSETS
Other receivables	2	15
Trade receivables	1	3
Televisora Privada del Oeste S.A.
CURRENT LIABILITIES
Trade payables		5
Related party
CURRENT ASSETS
Other receivables	4	48
Trade receivables	181	246
CURRENT LIABILITIES
Trade payables	1,211	1,378
Other Related parties
CURRENT ASSETS
Other receivables	4	48
Trade receivables	181	246
CURRENT LIABILITIES
Trade payables	$ 1,211	$ 1,378